Consolidated Balance Sheets - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
CURRENT ASSETS:
Cash and cash equivalents	$ 611,551	$ 125,777
Short-term bank deposits	9,168	224,804
Marketable securities	28,116	13,718
Trade receivables, net	49,797	51,566
Inventories	63,017	52,487
Other accounts receivable and prepaid expenses	13,694	9,178
Total current assets	775,343	477,530
LONG-TERM ASSETS:
Marketable securities	149,269	71,636
Deposits and other long-term assets	856	395
Severance pay fund	357	337
Deferred taxes	9,339	5,096
Property, plant and equipment, net	45,046	29,255
Operating lease right-of-use assets	25,155	21,053
Intangible assets, net	10,063	7,221
Goodwill	25,447	16,466
Total long-term assets	265,532	151,459
Total assets	1,040,875	628,989
CURRENT LIABILITIES:
Trade payables	46,448	32,016
Employees and payroll accruals	22,482	15,022
Deferred revenues and advances from customers	5,401	27,019
Operating lease liabilities	5,058	3,957
Other payables and accrued expenses	17,287	11,613
Total current liabilities	96,676	89,627
LONG TERM LIABILITIES:
Accrued severance pay	1,543	1,214
Operating lease liabilities	21,900	18,688
Other long-term liabilities	1,203	443
Total long-term liabilities	24,646	20,345
SHAREHOLDERS’ EQUITY:
Ordinary shares of NIS 0.01 par value – Authorized: 200,000,000 shares at December 31, 2021 and 2020, respectively; Issued and Outstanding: 49,619,782 shares and 45,988,613 shares at December 31, 2021 and 2020 respectively	133	121
Additional paid in capital	875,367	488,208
Accumulated other comprehensive income	571	2,733
Retained earnings	43,482	27,955
Total shareholders’ equity	919,553	519,017
Total liabilities and shareholders’ equity	$ 1,040,875	$ 628,989